Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Western Asset Management Company
      Pasadena, CA

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr.
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, DC

Independent Auditors
      Ernst &Young LLP
      Baltimore, MD


This fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the fund will always be able to maintain a stable net asset value of $1.00 per share.

This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------

                            111 South Calvert Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

[Recycled Logo] Printed on Recycled Paper

LMF-018



                             Report to Shareholders
                            For the Six Months Ended
                                February 28, 1997

                                       The
                                   Legg Mason
                                      Cash
                                     Reserve
                                      Trust




                           Putting Your Future First



                               [Legg Mason Logo]

                                     FUNDS

To Our Shareholders,


     The Legg Mason Cash Reserve Trust now has $1.29 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

     As this letter is written, the Trust's annualized yield for the past 7 days is 4.60%* (an effective yield of 4.70% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 60 days.

     A complete listing of the Trust's portfolio holdings at February 28, 1997 appears in this report. You will note that approximately 69% of the Trust's net assets are invested in U.S. government and government agency securities, repurchase agreements fully secured by such securities, and cash.

     You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                                        Legg Mason Cash Reserve Trust
                                        P.O. Box 1476
                                        Baltimore, Maryland 21203-1476

     Please include your account number on any checks you send to us.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   -----------------------
                                   John F. Curley, Jr.
                                   Chairman

March 26, 1997






------------------
*The yields shown here are for past periods and are not intended to indicate future performance.

Statement of Net Assets
Legg Mason Cash Reserve Trust
February 28, 1997
(Amounts in Thousands)  (Unaudited)

        Par                                 Rate      Value
-------------------------------------------------------------

Asset-Backed Securities -- 2.9%
              ATT Capita Equipment
                Receivables Trust 96-1 A1
       $17,762  10/15/97                      5.60%  $ 17,762
              Case Equipment Loan Trust
                96-B A1
         1,676  9/15/97                       5.56      1,676
              Ford Credit Trust 96-B
         5,859  10/15/97                      5.51      5,859
              Norwest Auto 96-A A1
        12,186  12/5/97                       5.47     12,186
                                                     --------
              Total Asset-Backed Securities            37,483
-------------------------------------------------------------

Bank Note -- 0.2%
              Bank of Hawaii
         2,000  11/7/97                       5.63      2,000
-------------------------------------------------------------

Certificates of Deposit -- 5.6%
              Bank One
        25,000  3/17/97                       5.34     25,000
              First Alabama Bank
        27,000  3/25/97                       5.62     27,000
              Northern Automobile Trust
        20,000  8/21/97                       5.40     20,000
                                                     --------

              Total Certificates of Deposit            72,000
-------------------------------------------------------------
Commercial Paper -- 17.0%
              Corporate Asset Funding Corp.
        25,000  4/7/97                        5.30     24,865
              Cargill Incorporated
        24,000  3/25/97                       5.28     23,915
              CIESCO
        25,000  3/3/97                        5.28     24,993
              CRC
        25,000  4/11/97                       5.35     24,848
              CRC
        20,000  4/2/97                        5.28     19,906
              General Motors
                Acceptance Corp.
        20,000  3/12/97                       5.63     19,965
              International Lease Finance
        25,000  4/10/97                       5.30     24,853
              Pitney Bowes Credit Corp.
        25,000  4/10/97                       5.29     24,853
              Pitney Bowes Credit Corp.
        22,000  3/11/97                       5.58     21,966
              Sherwin Williams Co.
        10,000  3/14/97                       5.39      9,980
                                                     --------
              Total Commercial Paper                  220,144
-------------------------------------------------------------

        Par                                 Rate      Value
-------------------------------------------------------------
Medium-term Notes -- 2.7%
              Commercial Credit
                Group, Inc.
      $  5,250  3/1/97                        8.13%  $  5,250
              General Motors
                Acceptance Corp.
         5,000  10/30/97                      5.63      4,996
              Philip Morris
        15,240  3/15/97                       7.50     15,250
              Sears Roebuck
         9,115  8/1/97                        9.25      9,239
                                                     --------
              Total Medium-term Notes                  34,735
-------------------------------------------------------------
Time Deposits -- 5.8%
              American Express
        30,000  4/25/97                       5.33     30,000
              Bank of Hawaii
        18,000  3/27/97                       5.28     18,000
              Bank of Hawaii
        12,000  5/27/97                       5.33     12,000
              Mellon Bank
        15,000  4/8/97                        5.50     15,000
                                                     --------
              Total Time Deposits                      75,000
-------------------------------------------------------------
U.S. Government Securities -- 1.2%
              United States
                Treasury Notes
        16,000  5/31/97 to 8/31/97    6.00 to 6.13     16,036
-------------------------------------------------------------

U.S. Government Agency Obligations -- 46.7%
              Federal Farm Credit Bank
       168,500  3/3/97 to 9/2/97      5.18 to 5.45    168,371
              Federal Home Loan Mortgage
                Corporation
       165,620  3/13/97 to 5/12/97    5.17 to 5.24    165,136
              Federal National Mortgage
                Association
       245,000  3/3/97 to 8/14/97     5.24 to 5.39    244,336
              Student Loan Marketing
                Association
        25,165  3/21/97 to 2/25/98    5.22 to 5.34     25,110
                                                     --------
              Total U.S. Government
                Agency Obligations                    602,953
-------------------------------------------------------------

        Par                                 Rate      Value
---------------------------------------------------------------
Repurchase Agreement -- 21.5%
              J.P. Morgan Securities, Inc.
                dated 2/28/97, to be
                repurchased at $277,991 on
                3/3/97 (Collateral:
                $283,785 Federal
                National Mortgage
                Association Discount Notes
                due 3/7/97, value
                $283,430)
      $277,867  3/3/97                        5.36%  $  277,867
---------------------------------------------------------------
              Total Investments,
                at amortized cost
                and value -- 103.6%                   1,338,218(A)
              Management Fee Payable -- (N.M.)%            (471)
              Other Assets Less
                Liabilities-- (3.6)%                    (45,715)
                                                     ----------
              Net assets applicable to
                1,292,284 shares
                outstanding-- 100.00%                $1,292,032
                                                     ==========
              Net asset value per share                   $1.00
                                                          =====




     (A) Also represents cost for federal income tax purposes.
         N.M. Not meaningful
         See notes to financial statements.

Statement of Operations
Legg Mason Cash Reserve Trust
For the Six Months Ended February 28, 1997  (Unaudited)


      (Amounts in Thousands)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                                                                   $33,536
Expenses:
      Management fee                                                                         $2,968
      Distribution fee                                                                          177
      Transfer agent and shareholder servicing expense                                          927
      Custodian fee                                                                             106
      Reports to shareholders                                                                    86
      Audit and legal fees                                                                       77
      Registration fees                                                                          49
      Trustees' fees                                                                              3
      Other expenses                                                                              3
                                                                                             ------
        Total expenses                                                                                             4,396
                                                                                                                 -------
      Net Investment Income                                                                                       29,140
      Net Realized Gain on Investments                                                                                55
---------------------------------------------------------------------------------------------------------------------------
      Increase in Net Assets Resulting from Operations                                                           $29,195
                                                                                                                 =======

                ------------------------------------------------

Statement of Changes in Net Assets
Legg Mason Cash Reserve Trust


                                                                                        For the Six             For the
                                                                                       Months Ended            Year Ended
      (Amounts in Thousands)                                                         February 28, 1997      August 31, 1996
---------------------------------------------------------------------------------------------------------------------------
                                                                                        (Unaudited)
Change in Net Assets:
      Net investment income                                                             $   29,140            $   59,008
      Net realized gain on investments                                                          55                   114
                                                                                        ----------            ----------
Increase in net assets resulting from operations                                            29,195                59,122
      Distributions to shareholders from net investment income                             (29,140)              (59,008)
      Contribution from Manager                                                                 --                   400
      Increase in net assets from Trust share transactions                                  67,496                70,837
                                                                                        ----------            ----------
      Increase in net assets                                                                67,551                71,351
Net Assets:
      Beginning of period                                                                1,224,481             1,153,130
---------------------------------------------------------------------------------------------------------------------------
      End of period                                                                     $1,292,032            $1,224,481
                                                                                        ==========            ==========


      See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust


           Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                                    For the Six                     For the Years Ended August 31,
                                                    Months Ended   --------------------------------------------------------
                                                  February 28, 1997   1996        1995        1994        1993       1992
---------------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period            $1.00          $1.00      $1.00       $1.00       $1.00       $1.00
                                                ---------------------------------------------------------------------------
      Net investment income                             .02            .05        .05         .03         .03         .04
      Net realized gain (loss) on investments           Nil            Nil        Nil        (Nil)         --         Nil
                                                ---------------------------------------------------------------------------
      Total from investment operations                  .02            .05        .05         .03         .03         .04
                                                ---------------------------------------------------------------------------
      Dividends paid from:
        Net investment income                          (.02)          (.05)      (.05)       (.03)       (.03)       (.04)
        Realized gain on investments                     --             --         --          --          --        (Nil)
                                                ---------------------------------------------------------------------------
      Total distributions                              (.02)          (.05)      (.05)       (.03)       (.03)       (.04)
                                                ---------------------------------------------------------------------------
      Net asset value, end of period                  $1.00          $1.00      $1.00       $1.00       $1.00       $1.00
                                                ===========================================================================
      Total return                                     4.76%(A)       4.92%      5.08%       3.08%       2.85%       4.37%

Ratios/Supplemental Data:
      Ratios to average net assets:
        Expenses                                        .71%(A)        .70%       .71%        .72%        .76%        .75%
        Net investment income                          4.69%(A)       4.81%      5.03%       3.05%       2.82%       4.11%
      Net assets, end of period (in millions)       $1,292.0       $1,224.5   $1,153.1      $786.3      $755.0      $733.8

      (A) Annualized
      See notes to financial statements.

Notes to Financial Statements
Legg Mason Cash Reserve Trust


(Amounts in Thousands)  (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

      Security Valuation
           Portfolio   securities  are  valued  under  the  amortized  cost
      method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
           Dividends are declared daily and paid monthly. Dividends payable are recorded on the ex-dividend date. Net investment income for dividend purposes consists of interest accrued plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 28, 1997, dividends payable of $1,670 were accrued.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At February 28, 1997, $60,000 was payable for securities purchased but not yet received.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2. Trust Share Transactions:
           The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 1997, net assets consisted of paid-in capital of $1,292,284 and accumulated net realized losses of $252. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                For the Six           For the
                                Months Ended         Year Ended
                             February 28, 1997    August 31, 1996
-----------------------------------------------------------------
      Shares sold             $ 2,623,956           $ 4,744,925
      Shares reinvested            29,225                57,357
      Shares repurchased       (2,585,685)           (4,731,444)
-----------------------------------------------------------------
        Net increase          $    67,496           $    70,837
=================================================================

3. Transactions with Affiliates:
           The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("Manager"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Trust. Under this agreement, the Manager provides the Trust with management and administrative services for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. For the six months ended February 28, 1997, the management fee was $2,968.

           Administrative personnel and services are provided by Legg Mason at no additional expense to the Trust.

           Western Asset Management Company ("Adviser"), a corporate affiliate of the Manager and Legg Mason, serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust, for which the Manager pays the Adviser a fee at an annual rate equal to 30% of the fee received by the Manager. For the six months ended February 28, 1997, the advisory fee was $890.

--------------------------------------------------------------------------------

           Effective January 10, 1997, Cash Reserve Trust began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% for the next two years. If this voluntary limit is not extended beyond January 10, 1999, Cash Reserve Trust may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.15% of the Fund's average daily net assets.
           During the year ended August 31, 1996, Legg Mason contributed $400 to offset a portion of the Trust's net realized losses.
           Legg Mason has an agreement with the Trust's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $286 by the transfer agent for the six months ended February 28, 1997.